INVESTMENT PROPERTIES - Valuation of Investment Properties (Details) - Commercial properties	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Core Office | United States | Discounted cash flow
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	7.00%	7.00%
Terminal capitalization rate	5.80%	5.80%
Investment horizon (years)	12 years	13 years
Core Office | Canada | Discounted cash flow
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	6.00%	6.10%
Terminal capitalization rate	5.60%	5.50%
Investment horizon (years)	10 years	10 years
Core Office | Australia | Discounted cash flow
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	6.90%	7.00%
Terminal capitalization rate	6.10%	6.10%
Investment horizon (years)	10 years	10 years
Core Office | Brazil | Discounted cash flow
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	9.80%	9.70%
Terminal capitalization rate	7.60%	7.60%
Investment horizon (years)	7 years	7 years
Opportunistic Office | Discounted cash flow
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	10.30%	10.20%
Terminal capitalization rate	7.50%	7.50%
Investment horizon (years)	6 years	7 years
Opportunistic Retail | Discounted cash flow
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	8.90%	9.00%
Terminal capitalization rate	8.00%	8.00%
Investment horizon (years)	10 years	10 years
Industrial | Discounted cash flow
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	6.60%	6.80%
Terminal capitalization rate	5.70%	6.20%
Investment horizon (years)	10 years	10 years
Mixed-use | Discounted cash flow
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	8.40%	8.40%
Terminal capitalization rate	5.40%	5.30%
Investment horizon (years)	10 years	10 years
Multifamily | Direct capitalization
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	4.80%	4.80%
Triple Net Lease | Direct capitalization
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	6.50%	6.40%
Self-storage | Direct capitalization
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	5.80%	5.80%
Student Housing | Direct capitalization
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	5.80%	5.80%
Manufactured Housing | Direct capitalization
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	5.40%	5.80%